Consolidated Balance Sheet Components - Property, Equipment and Software, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 3,060	$ 440
Less: accumulated amortization and depreciation	(996)	(440)
Total	2,064	0
Internal use software
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	1,917	0
Other computer and network equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	867	440
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross	$ 276	$ 0